Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 94,120,158	$ 14,324,371
Other receivables (Note 14)	0	528,841
Prepayments	615,212	511,208
Financial assets at fair value through profit or loss (Notes 7 and 20)		137,926
Total current assets	94,735,370	15,502,346
NON-CURRENT ASSETS
Investment in associate company (Note 8 and Note 9)	818,560	0
Property, plant and equipment, net	8,678	13,387
Right-of-use assets	330,148	462,550
Intangible assets	12,016	160
Refundable deposits	120,050	103,307
Total non-current assets	1,289,452	579,404
TOTAL ASSETS	96,024,822	16,081,750
CURRENT LIABILITIES
Trade payables	2,046,787	2,319,558
Other payables (Notes 10 and 17)	2,791,630	4,280,409
Current borrowings (Notes 11 and 19)		2,900,971
Current borrowings from related parties (Notes 11, 19 and 21)		617,912
Lease Liabilities – current	281,309	271,624
Financial liabilities at fair value through profit or loss (Notes 7 and 20)		267,000
Total current liabilities	5,119,726	10,657,474
NON-CURRENT LIABILITIES
Long-term borrowings (Notes 11 and 19)	15,214,780	15,183,421
Lease Liabilities – non-current	63,322	281,149
Other non-current liabilities (Note 17)	272,242	111,990
Total non-current liabilities	15,550,344	15,576,560
TOTAL LIABILITIES	20,670,070	26,234,034
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY
Ordinary shares (Note 13)	63,013,589	61,826,237
Capital surplus	220,352,368	123,582,460
Accumulated deficits	(207,832,257)	(195,682,714)
Other reserves	(178,948)	(178,948)
Total (deficit) equity attributable to stockholders of the Company	75,354,752	(10,452,965)
NON-CONTROLLING INTERESTS		300,681
Total (deficit) equity	75,354,752	(10,152,284)
TOTAL LIABILITIES AND EQUITY	$ 96,024,822	$ 16,081,750